Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Amount Due from Manufacturer

At December 31, 2012 and 2011 the amount due from the Manufacturer is as follows:

	2012	2011
Customer receipts collected by Manufacturer on behalf of Company	$301,447	$42,092
Shared expenses paid by Manufacturer on behalf of the Company	(142,247)	(111,636)
Due (to) from Manufacturer	$159,200	$(69,544)